Restructuring - Plan (Details) - Restructuring plan in response to COVID-19 $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Restructuring Cost and Reserve [Line Items]
Options to purchase shares issued | shares	2,721,465
Grant value	$ 300
Share-based compensation expense	$ 0